Financing receivables (Tables)	12 Months Ended
Mar. 31, 2025
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies
The following tables present a summary of loans receivable reported within
Loans and receivables or Investments in and advances to affiliated companies in the consolidated balance sheets as of March 31, 2024 and 2025 by portfolio segment.

	Millions of yen
	March 31, 2024
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥915,962	¥—	¥915,962
Short-term secured margin loans	608,332	—	608,332
Inter-bank money market loans	—	—	—
Corporate loans	1,870,316	2,074,585	3,944,901

Total loans receivables	¥3,394,610	¥2,074,585	¥5,469,195

Advances to affiliated companies	8,066	1,514	9,580

Total	¥3,402,676	¥2,076,099	¥5,478,775

	Millions of yen
	March 31, 2025
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivables
Loans at banks	¥1,045,787	¥—	¥1,045,787
Short-term secured margin loans	796,936	—	796,936
Inter-bank money market loans	—	—	—
Corporate loans	2,003,909	2,178,376	4,182,285

Total loans receivables	¥3,846,632	¥2,178,376	¥6,025,008

Advances to affiliated companies	4,008	4,946	8,954

Total	¥3,850,640	¥2,183,322	¥6,033,962

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts
The following table presents changes in the allowances for current expected credit losses for the years ended March 31, 2023 and 2024 and 2025 as determined using the CECL impairment model defined by ASC 326. The allowances increased as of March 31, 2024 when compared to March 31, 2023 primarily as a result of a provision for credit losses in connection with settlement failures with a broker counterparty.

	Millions of yen
	Year ended March 31, 2023
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥2,434	¥—	¥62,353	¥64,787	¥1,559	¥66,346
Provision for credit losses	672	—	898	1,570	4	1,574
Write-offs (3)	(1,523)	—	(61,604)	(63,127)	—	(63,127)
Other (4)(5)	(457)	—	1,283	826	213	1,039

Ending balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832

	Millions of yen
	Year ended March 31, 2024
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,126	¥—	¥2,930	¥4,056	¥1,776	¥5,832
Provision for credit losses (2)	(341)	—	371	30	13,608	13,638
Write-offs	—	—	(1,908)	(1,908)	—	(1,908)
Other (5)	—	—	238	238	247	485

Ending balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047

	Millions of yen
	Year ended March 31, 2025
	Allowances for current expected credit losses against loans				Allowances against receivables other than loans (1)	Total allowances for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥785	¥—	¥1,631	¥2,416	¥15,631	¥18,047
Provision for credit losses	100	—	64	164	(876)	(712)
Write-offs	—	—	—	—	—	—
Other (5)	—	—	(36)	(36)	(379)	(415)

Ending balance	¥885	¥—	¥1,659	¥2,544	¥14,376	¥16,920

(1)	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.

(2)	A provision for credit losses in connection with settlement failures with a broker counterparty was recognized during the year ended March 31, 2024.
(3)	Includes ¥59,025 million of write-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.
(4)	Includes a reduction in allowances for current expected credit losses of ¥2,071 million in connection with the U.S. Prime Brokerage Event during the years ended March 31, 2023.
(5)	Primarily includes recoveries and foreign exchange movements. The amounts of recoveries for the year ended March 31, 2023 and 2024 and 2025 were not significant.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each portfolio segment not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31, 2024 and 2025.

	Millions of yen
	March 31, 2024
	2024	2023	2022	2021	2020	2019 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥122,946	¥213,785	¥12,000	¥5,660	¥2,650	¥27,115	¥—	¥384,156
BB-CCC	108,558	215,226	5,086	—	995	283	—	330,148
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	139,104	—	—	—	—	—	139,104

Total secured loans at banks	¥231,504	¥568,115	¥17,086	¥5,660	¥3,645	¥27,398	¥—	¥853,408

Unsecured loans at banks:
AAA-BBB	¥4,075	¥9,904	¥2,844	¥8,449	¥6,352	¥25,099	¥—	¥56,723
BB-CCC	900	756	—	1,000	875	2,300	—	5,831
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥4,975	¥10,660	¥2,844	¥9,449	¥7,227	¥27,399	¥—	¥62,554

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	285,209	19,038	—	—	—	—	304,085	608,332

Total short-term secured margin loans	¥285,209	¥19,038	¥—	¥—	¥—	¥—	¥304,085	¥608,332

Secured corporate loans:
AAA-BBB	¥32,362	¥217,440	¥177,557	¥113,559	¥84,442	¥103,995	¥685,608	¥1,414,963
BB-CCC	—	25,759	17,018	12,591	32,187	8,204	161,371	257,130
CC-D	—	—	—	—	—	—	—	—
Others (1)	8,203	302	—	—	—	—	252	8,757

Total secured corporate loans	¥40,565	¥243,501	¥194,575	¥126,150	¥116,629	¥112,199	¥847,231	¥1,680,850

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	36,329	8,376	—	—	—	—	—	44,705
CC-D	—	—	—	—	—	—	—	—
Others	150	122	—	537	—	143,952	—	144,761

Total unsecured corporate loans	¥36,479	¥8,498	¥—	¥537	¥—	¥143,952	¥—	¥189,466

Advances to affiliated companies
AAA-BBB	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥4,066	¥3,000	¥1,000	¥—	¥—	¥—	¥8,066

Total	¥598,732	¥853,878	¥217,505	¥142,796	¥127,501	¥310,948	¥1,151,316	¥3,402,676

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 2024 were not significant.

	Millions of yen
	March 31, 2025
	2025	2024	2023	2022	2021	2020 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥119,134	¥231,869	¥2,837	¥7,517	¥5,000	¥23,453	¥—	¥389,810
BB-CCC	125,213	219,055	15,000	8,439	—	1,151	—	368,858
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	243,034	—	—	—	—	—	243,034

Total secured loans at banks	¥244,347	¥693,958	¥17,837	¥15,956	¥5,000	¥24,604	¥—	¥1,001,702

Unsecured loans at banks:
AAA-BBB	¥4,500	¥1,377	¥300	¥1,735	¥7,700	¥23,875	¥—	¥39,487
BB-CCC	703	1,000	756	—	—	2,139	—	4,598
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥5,203	¥2,377	¥1,056	¥1,735	¥7,700	¥26,014	¥—	¥44,085

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others (1)	—	—	—	—	—	474,019	322,917	796,936

Total short-term secured margin loans	¥—	¥—	¥—	¥—	¥—	¥474,019	¥322,917	¥796,936

Secured corporate loans:
AAA-BBB	¥58,325	¥289,986	¥266,380	¥89,955	¥90,419	¥159,346	¥385,419	¥1,339,830
BB-CCC	1	32,529	50,893	25,157	4,424	41,270	199,701	353,975
CC-D	—	—	—	—	—	—	—	—
Others (1)	131,132	34,567	—	1,640	—	115	84	167,538

Total secured corporate loans	¥189,458	¥357,082	¥317,273	¥116,752	¥94,843	¥200,731	¥585,204	¥1,861,343

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	147	21	119	—	529	141,750	—	142,566

Total unsecured corporate loans	¥147	¥21	¥119	¥—	¥529	¥141,750	¥—	¥142,566

Advances to affiliated companies
AAA-BBB	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥—	¥—	¥8	¥3,000	¥1,000	¥—	¥—	¥4,008

Total	¥439,155	¥1,053,438	¥336,293	¥137,443	¥109,072	¥867,118	¥908,121	¥3,850,640

(1)	Relates to collateralized exposures where a specified ratio of LTV is maintained.
(2)	The amounts of write offs for the year ended March 31, 202 5 were not significant.